UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund –
.
PAIHX Global High Income Bond
Fund–
.
Advisor  Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global High Income Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Global High Income Bond Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global High Income Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
12/31/22 6/30/23
BBB/BB Rated and Above 4.0% 3.9%
BB Rated 23.2 27.0
BB/B Rated 16.4 17.0
B Rated 36.6 37.2
B/CCC Rated 3.4 2.2
CCC Rated and Below 10.9 9.2
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 0.3 0.0
Not Rated 2.6 2.0
Short-Term Holdings* 2.6 1.5
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
*Short-term holdings are not rated.

T. ROWE PRICE Global High Income Bond Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Global High Income Bond Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
6/30/23
Petroleos Mexicanos 2.5%
Ford Motor 1.9
Venture Global 1.7
Carnival 1.6
Charter Communications 1.4
RCS & RDS SA 1.2
Community Health Systems 1.2
Gruenenthal 1.1
Teva Pharmaceutical 1.1
Hub International 1.1
Occidental Petroleum 1.0
Verisure Midholding 1.0
Navient 1.0
BBVA Bancomer 1.0
Globo Comunicacao 1.0
Axian Telecom 1.0
Hilcorp Energy 1.0
Clear Channel Worldwide 0.9
Norwegian Cruise Lines 0.9
Crescent Energy Finance 0.9
Loxam SAS 0.9
Goodyear Tire & Rubber 0.9
Navacord 0.9
AES 0.9
Ferrellgas 0.9
Total 29.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global High Income Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global High Income Bond Fund

GLOBAL HIGH INCOME BOND FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,050.10 $3.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
Advisor Class
Actual   1,000.00   1,050.30   4.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.03   4.81
I Class
Actual   1,000.00   1,052.20   3.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.77   3.06
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.96%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.97 $ 9.94 $ 10.17 $ 10.17 $ 9.45 $ 10.32
Investment activities
Net investment
income
(1)(2)
0.27 0.48 0.47 0.54 0.56 0.58
Net realized and
unrealized gain/loss 0.13 (1.64) (0.16) 0.01
(3)
0.77 (0.75)
Total from
investment activities 0.40 (1.16) 0.31 0.55 1.33 (0.17)
Distributions
Net investment
income (0.27) (0.49) (0.46) (0.55) (0.56) (0.59)
Net realized gain — (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.27) (0.81) (0.54) (0.55) (0.61) (0.70)
NET ASSET VALUE
End of period $ 8.10 $ 7.97 $ 9.94 $ 10.17 $ 10.17 $ 9.45

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
5.01% (11.83)% 3.05% 5.86% 14.35% (1.79)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.95%
(5)
0.96% 0.90% 0.94% 0.96% 1.05%
Net expenses after
waivers/payments
by Price Associates 0.75%
(5)
0.75% 0.78% 0.79% 0.79% 0.79%
Net investment
income 6.60%
(5)
5.46% 4.61% 5.62% 5.65% 5.79%
Portfolio turnover rate 25.5% 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of
period (in thousands) $54,620 $56,170 $122,550 $116,743 $116,127 $76,457
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.97 $ 9.95 $ 10.18 $ 10.18 $ 9.45 $ 10.33
Investment activities
Net investment
income
(1)(2)
0.26 0.46 0.45 0.52 0.54 0.55
Net realized and
unrealized gain/loss 0.14 (1.65) (0.16) 0.01
(3)
0.78 (0.75)
Total from
investment activities 0.40 (1.19) 0.29 0.53 1.32 (0.20)
Distributions
Net investment
income (0.26) (0.47) (0.44) (0.53) (0.54) (0.57)
Net realized gain — (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.26) (0.79) (0.52) (0.53) (0.59) (0.68)
NET ASSET VALUE
End of period $ 8.11 $ 7.97 $ 9.95 $ 10.18 $ 10.18 $ 9.45

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
5.03% (12.11)% 2.84% 5.64% 14.23% (2.09)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.11%
(5)
1.25% 1.24% 1.25% 1.36% 1.42%
Net expenses after
waivers/payments
by Price Associates 0.96%
(5)
0.96% 0.99% 1.00% 1.00% 1.00%
Net investment
income 6.39%
(5)
5.26% 4.41% 5.42% 5.46% 5.54%
Portfolio turnover rate 25.5% 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of
period (in thousands) $318 $331 $614 $831 $945 $965
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 7.96 $ 9.94 $ 10.16 $ 10.16 $ 9.44 $ 10.31
Investment activities
Net investment
income
(1)(2)
0.27 0.50 0.48 0.55 0.58 0.59
Net realized and
unrealized gain/loss 0.14 (1.66) (0.14) 0.01
(3)
0.77 (0.75)
Total from
investment activities 0.41 (1.16) 0.34 0.56 1.35 (0.16)
Distributions
Net investment
income (0.27) (0.50) (0.48) (0.56) (0.58) (0.60)
Net realized gain — (0.32) (0.08) — (0.05) (0.11)
Total distributions (0.27) (0.82) (0.56) (0.56) (0.63) (0.71)
NET ASSET VALUE
End of period $ 8.10 $ 7.96 $ 9.94 $ 10.16 $ 10.16 $ 9.44

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
5.22% (11.81)% 3.32% 6.02% 14.54% (1.64)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.69%
(5)
0.69% 0.72% 0.77% 0.82% 0.91%
Net expenses after
waivers/payments
by Price Associates 0.61%
(5)
0.61% 0.62% 0.64% 0.64% 0.64%
Net investment
income 6.75%
(5)
5.72% 4.74% 5.74% 5.82% 5.94%
Portfolio turnover rate 25.5% 45.2% 63.2% 81.8% 70.1% 87.0%
Net assets, end of
period (in thousands) $241,871 $203,565 $167,274 $87,283 $42,938 $19,630
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 1.6%
Corporate Bonds 1.6%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 1,315,000 1,048
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 865
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 1,190,000 929
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,808
Total Brazil (Cost
$5,508
)
4,650
CANADA 2.1%
Corporate Bonds 2.1%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD)  (1) 2,505,000 2,555
TransAlta, 7.75%, 11/15/29 (USD)  1,300,000 1,339
Vermilion Energy, 6.875%, 5/1/30 (USD)  (1) 2,420,000 2,233
Total Canada (Cost
$6,250
)
6,127
CHILE 1.5%
Corporate Bonds 1.5%
AES Andes, VR, 6.35%, 10/7/79 (USD)  (2) 720,000 663
AES Andes, VR, 7.125%, 3/26/79 (USD)  (2) 1,015,000 939
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 1,610,000 1,367
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  (1) 1,030,000 938
VTR Comunicaciones, 4.375%, 4/15/29 (USD)  (1) 1,160,000 593
Total Chile (Cost
$5,432
)
4,500
CHINA 0.1%
Corporate Bonds 0.1%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  335,000 309
Total China (Cost
$336
)
309
COLOMBIA 1.9%
Corporate Bonds 1.9%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 1,880,000 1,383
Banco Davivienda, VR, 6.65% (USD)  (1)(2)(3) 1,950,000 1,437
Banco Davivienda, VR, 6.65% (USD)  (2)(3) 890,000 656
Ecopetrol, 4.625%, 11/2/31 (USD)  1,720,000 1,330

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 600
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 218
Total Colombia (Cost
$7,085
)
5,624
FRANCE 3.2%
Corporate Bonds 3.2%
Altice France, 4.25%, 10/15/29  (1) 885,000 690
Altice France Holding, 4.00%, 2/15/28  3,550,000 1,883
Electricite de France, VR, 9.125% (USD)  (1)(2)(3) 880,000 904
Iliad Holding, 5.125%, 10/15/26  820,000 853
IPD 3, 8.00%, 6/15/28  (1) 1,715,000 1,908
Loxam, 3.75%, 7/15/26  2,550,000 2,629
UBS, 5.125%, 10/15/26  (1) 620,000 645
Total France (Cost
$11,599
)
9,512
GERMANY 2.7%
Corporate Bonds 2.7%
Gruenenthal, 3.625%, 11/15/26  (1) 410,000 420
Gruenenthal, 3.625%, 11/15/26  1,975,000 2,023
Gruenenthal, 4.125%, 5/15/28  (1) 210,000 212
Gruenenthal, 6.75%, 5/15/30  (1) 645,000 719
TK Elevator Holdco, 6.625%, 7/15/28  (1) 724,500 673
TK Elevator Midco, 4.375%, 7/15/27  (1) 405,000 394
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD)  (1) 1,435,000 1,322
TUI Cruises, 6.50%, 5/15/26  (1) 1,089,000 1,099
ZF North America Capital, 6.875%, 4/14/28 (USD)  (1) 1,065,000 1,074
Total Germany (Cost
$8,404
)
7,936
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.125%, 4/4/26 (USD)  (1) 1,485,000 1,307
Kosmos Energy, 7.75%, 5/1/27 (USD)  (1) 740,000 636
Total Ghana (Cost
$2,224
)
1,943
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD)  (1) 1,210,000 972
CT Trust, 5.125%, 2/3/32 (USD)  500,000 402
Total Guatemala (Cost
$1,671
)
1,374

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.3%
Corporate Bonds 1.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 2,039
Greenko Power II, 4.30%, 12/13/28 (USD)  2,272,375 1,981
Total India (Cost
$3,927
)
4,020
ISRAEL 1.3%
Corporate Bonds 1.3%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD)  (1)(2) 710,000 700
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 394
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 683
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  405,000 450
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  545,000 614
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 418
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31
(USD)  550,000 575
Total Israel (Cost
$3,993
)
3,834
ITALY 2.7%
Corporate Bonds 2.7%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.198%, 5/14/27  865,000 939
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  (1) 905,000 862
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  595,000 567
Inter Media & Communication, 6.75%, 2/9/27  (1) 675,000 711
Itelyum Regeneration, 4.625%, 10/1/26  (1) 840,000 846
Itelyum Regeneration, 4.625%, 10/1/26  900,000 906
Lottomatica, FRN, 3M EURIBOR + 4.125%, 7.588%, 6/1/28  (1) 1,200,000 1,314
Nexi, 2.125%, 4/30/29  2,160,000 1,958
Total Italy (Cost
$8,579
)
8,103

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 2.1%
Bank Loans 0.6% (4)
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.443%,
2/1/29 (USD)  1,688,597 1,680
1,680
Corporate Bonds 1.5%
Albion Financing 1, 6.125%, 10/15/26 (USD)  (1) 2,410,000 2,265
Altice Finco, 4.75%, 1/15/28  2,875,000 2,076
Monitchem HoldCo 3, 8.75%, 5/1/28  (1) 175,000 188
4,529
Total Luxembourg (Cost
$7,221
)
6,209
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 2,110,000 1,941
Axian Telecom, 7.375%, 2/16/27 (USD)  950,000 874
Total Mauritius (Cost
$3,014
)
2,815
MEXICO 4.3%
Corporate Bonds 4.3%
Banco Mercantil del Norte, VR, 8.375% (USD)  (2)(3) 1,475,000 1,378
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (2) 680,000 591
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (2) 2,585,000 2,304
Cemex, VR, 9.125% (USD)  (1)(2)(3) 1,240,000 1,257
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 568
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,204
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,315
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,990,000 1,251
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,822
Total Mexico (Cost
$14,814
)
12,690
NETHERLANDS 1.9%
Corporate Bonds 1.9%
Compact Bidco, 5.75%, 5/1/26  920,000 689
House of HR Group, 9.00%, 11/3/29  (1) 430,000 463
LeasePlan, VR, 7.375%  (2)(3) 2,060,000 2,200
UPCB Finance VII, 3.625%, 6/15/29  1,415,000 1,322
Ziggo Bond, 3.375%, 2/28/30  (1) 710,000 569

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ziggo Bond, 3.375%, 2/28/30  400,000 321
Total Netherlands (Cost
$6,457
)
5,564
OMAN 0.6%
Corporate Bonds 0.6%
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,010,000 1,947
Total Oman (Cost
$1,987
)
1,947
PANAMA 1.0%
Corporate Bonds 1.0%
Banco General, VR, 5.25% (USD)  (1)(2)(3) 2,535,000 2,192
C&W Senior Financing, 6.875%, 9/15/27 (USD)  (1) 1,090,000 952
Total Panama (Cost
$3,702
)
3,144
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD)  (1) 930,000 818
Total Peru (Cost
$914
)
818
POLAND 0.7%
Corporate Bonds 0.7%
InPost, 2.25%, 7/15/27 (EUR)  2,180,000 2,073
Total Poland (Cost
$2,092
)
2,073
ROMANIA 1.2%
Corporate Bonds 1.2%
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 835
RCS & RDS, 3.25%, 2/5/28 (EUR)  (1) 800,000 740
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,100,000 1,942
Total Romania (Cost
$3,572
)
3,517
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR)  1,425,000 1,238
Total Serbia (Cost
$1,637
)
1,238

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.8%
Corporate Bonds 0.8%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  (1) 680,000 653
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,780,000 1,711
Total South Africa (Cost
$2,484
)
2,364
SPAIN 1.4%
Corporate Bonds 1.4%
Cirsa Finance International, 4.50%, 3/15/27  1,595,000 1,590
Cirsa Finance International, 10.375%, 11/30/27  (1) 350,000 409
Kaixo Bondco Telecom, 5.125%, 9/30/29  (1) 325,000 308
Lorca Telecom Bondco, 4.00%, 9/18/27  (1) 1,250,000 1,244
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 562
Total Spain (Cost
$4,511
)
4,113
SWEDEN 1.0%
Corporate Bonds 1.0%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,751
Verisure Holding, 7.125%, 2/1/28 (EUR)  (1) 235,000 257
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 569
Verisure Holding, 9.25%, 10/15/27 (EUR)  (1) 310,000 359
Total Sweden (Cost
$2,823
)
2,936
TANZANIA 0.6%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 162
162
Corporate Bonds 0.5%
HTA Group, 7.00%, 12/18/25 (USD)  (1) 1,225,000 1,163
HTA Group, 7.00%, 12/18/25 (USD)  465,000 441
1,604
Total Tanzania (Cost
$1,886
)
1,766
TURKEY 0.4%
Corporate Bonds 0.4%
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  1,155,000 1,098
Total Turkey (Cost
$1,069
)
1,098

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
MAF Global Securities, VR, 6.375% (USD)  (2)(3) 1,150,000 1,121
Total United Arab Emirates (Cost
$1,224
)
1,121
UNITED KINGDOM 7.6%
Corporate Bonds 7.6%
Bellis Acquisition, 3.25%, 2/16/26  (1) 720,000 764
Bellis Acquisition, 3.25%, 2/16/26  150,000 159
Clear Channel International, 6.625%, 8/1/25 (USD)  (1) 705,000 700
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,299
Deuce Finco, 5.50%, 6/15/27  (1) 1,185,000 1,274
Deuce Finco, 5.50%, 6/15/27  540,000 581
Drax Finco, 6.625%, 11/1/25 (USD)  (1) 700,000 686
Iceland Bondco, 4.625%, 3/15/25  1,080,000 1,302
INEOS Finance, 6.625%, 5/15/28 (EUR)  (1) 625,000 669
Jaguar Land Rover Automotive, 4.50%, 1/15/26 (EUR)  680,000 701
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR)  (1) 740,000 704
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,147
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,870,000 1,918
Merlin Entertainments, 5.75%, 6/15/26 (USD)  (1) 2,245,000 2,152
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,432
Pinewood Finance, 3.625%, 11/15/27  (1) 1,465,000 1,621
RAC Bond, 5.25%, 11/4/27  (1) 1,690,000 1,699
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  580,000 582
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR)  (1) 485,000 433
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 1,200,000 1,152
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 759
Total United Kingdom (Cost
$26,734
)
22,734
UNITED STATES 51.8%
Bank Loans 5.6% (4)
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.952%,
12/10/29  2,100,000 1,776
Asurion, FRN, 1M USD LIBOR + 3.00%, 8.538%, 11/3/24  550,270 550
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.404%, 1/20/29  1,335,000 1,117
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.452%, 1/31/28  785,424 666
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 8.031%,
2/15/29  (5) 1,070,569 1,029
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29  525,000 421

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 12.202%,
10/1/29  (6) 550,000 429
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.538%, 5/21/29  (6) 1,872,726 1,732
LTI Holdings, FRN, 1M USD LIBOR + 3.50%, 9/6/25  (7) 1,545,000 1,482
Naked Juice, FRN, 3M TSFR + 6.00%, 11.342%, 1/24/30  675,000 532
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 11.452%, 11/5/29  185,000 165
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 11.717%,
11/15/29  (6) 1,550,000 1,426
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.654%, 4/23/29  725,000 700
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.654%,
2/5/27  753,078 739
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.654%,
2/4/28  730,000 684
UKG, FRN, 3M USD LIBOR + 3.25%, 8.618%, 5/4/26  1,629,349 1,597
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.954%,
12/21/27  (6) 527,850 516
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.421%,
12/21/28  1,225,000 980
16,541
Corporate Bonds 45.6%
AdaptHealth, 5.125%, 3/1/30  (1) 2,135,000 1,729
Advantage Sales & Marketing, 6.50%, 11/15/28  (1) 1,435,000 1,211
AG Issuer, 6.25%, 3/1/28  (1) 310,000 294
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (1) 965,000 989
Alliant Holdings Intermediate, 5.875%, 11/1/29  (1) 1,125,000 989
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 830,000 780
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,510,000 2,184
American Airlines, 5.75%, 4/20/29  (1) 695,000 674
American Finance Trust, 4.50%, 9/30/28  (1) 1,280,000 979
Antero Resources, 5.375%, 3/1/30  (1) 2,415,000 2,210
Aretec Escrow Issuer, 7.50%, 4/1/29  (1) 305,000 264
AthenaHealth Group, 6.50%, 2/15/30  (1) 940,000 787
B&G Foods, 5.25%, 4/1/25  600,000 570
Calpine, 5.00%, 2/1/31  (1) 1,385,000 1,144
Capstone Borrower, 8.00%, 6/15/30  (1) 1,170,000 1,155
Carnival, 6.00%, 5/1/29  (1) 840,000 750
Carnival, 7.625%, 3/1/26 (EUR)  (1) 1,615,000 1,707
Carnival, 7.625%, 3/1/26 (EUR)  1,148,000 1,214
Carnival, 7.625%, 3/1/26  (1) 1,040,000 1,017
CCO Holdings, 4.25%, 2/1/31  (1) 925,000 745
CCO Holdings, 4.50%, 8/15/30  (1) 2,040,000 1,696
CCO Holdings, 6.375%, 9/1/29  (1) 1,655,000 1,556
CEC Entertainment, 6.75%, 5/1/26  (1) 1,740,000 1,660
Central Parent, 7.25%, 6/15/29  (1) 2,270,000 2,233
Chesapeake Energy, 6.75%, 4/15/29  (1) 2,015,000 1,997

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Chobani, 4.625%, 11/15/28  (1) 1,345,000 1,222
Chobani, 7.50%, 4/15/25  (1) 735,000 731
CHS, 5.25%, 5/15/30  (1) 1,185,000 933
CHS, 6.875%, 4/1/28  (1) 705,000 412
CHS, 6.875%, 4/15/29  (1) 2,120,000 1,314
CHS, 8.00%, 3/15/26  (1) 860,000 832
Cinemark USA, 5.25%, 7/15/28  (1) 2,580,000 2,283
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (1) 2,255,000 2,030
CMG Media, 8.875%, 12/15/27  (1) 2,340,000 1,661
Comstock Resources, 6.75%, 3/1/29  (1) 2,585,000 2,365
Crescent Energy Finance, 7.25%, 5/1/26  (1) 2,840,000 2,662
Crestwood Midstream Partners, 7.375%, 2/1/31  (1) 1,985,000 1,958
CSC Holdings, 5.50%, 4/15/27  (1) 530,000 441
CSC Holdings, 6.50%, 2/1/29  (1) 690,000 556
CSC Holdings, 7.50%, 4/1/28  (1) 825,000 470
CSC Holdings, 11.25%, 5/15/28  (1) 770,000 745
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (1) 1,579,000 1,778
DISH DBS, 5.125%, 6/1/29  845,000 393
DISH DBS, 5.75%, 12/1/28  (1) 905,000 673
DISH Network, 11.75%, 11/15/27  (1) 1,475,000 1,440
Ferrellgas, 5.875%, 4/1/29  (1) 3,040,000 2,546
Ford Motor, 6.10%, 8/19/32  2,050,000 1,968
Ford Motor, 7.45%, 7/16/31  3,395,000 3,607
Gen Digital, 6.75%, 9/30/27  (1) 415,000 413
Gen Digital, 7.125%, 9/30/30  (1) 995,000 995
Global Net Lease, 3.75%, 12/15/27  (1) 1,590,000 1,167
Goodyear Europe, 2.75%, 8/15/28 (EUR)  1,235,000 1,127
Goodyear Tire & Rubber, 5.00%, 7/15/29  1,135,000 1,020
Goodyear Tire & Rubber, 5.25%, 7/15/31  500,000 432
GrafTech Finance, 4.625%, 12/15/28  (1) 1,115,000 906
GrafTech Global Enterprises, 9.875%, 12/15/28  (1) 820,000 814
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 1,085,000 1,037
GTCR AP Finance, 8.00%, 5/15/27  (1) 2,175,000 2,123
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,387
Hilcorp Energy I, 5.75%, 2/1/29  (1) 255,000 231
Hilcorp Energy I, 6.00%, 4/15/30  (1) 1,435,000 1,306
Hilcorp Energy I, 6.00%, 2/1/31  (1) 285,000 256
Hilcorp Energy I, 6.25%, 4/15/32  (1) 1,145,000 1,025
Hillenbrand, 3.75%, 3/1/31  770,000 649
HUB International, 5.625%, 12/1/29  (1) 1,500,000 1,344
HUB International, 7.25%, 6/15/30  (1) 1,760,000 1,813
iHeartCommunications, 4.75%, 1/15/28  (1) 500,000 375
iHeartCommunications, 5.25%, 8/15/27  (1) 975,000 743
iHeartCommunications, 6.375%, 5/1/26  520,000 437
iHeartCommunications, 8.375%, 5/1/27  825,000 549
IQVIA, 6.50%, 5/15/30  (1) 560,000 566

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK)  (1)(8) 1,765,000 1,165
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 990,000 824
LCPR Senior Secured Financing, 6.75%, 10/15/27  (1) 1,487,000 1,390
Legacy LifePoint Health, 6.75%, 4/15/25  (1) 1,705,000 1,577
Life Time, 5.75%, 1/15/26  (1) 964,000 937
Life Time, 8.00%, 4/15/26  (1) 885,000 873
Madison IAQ, 5.875%, 6/30/29  (1) 850,000 684
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (1) 1,805,000 1,433
Navient, 4.875%, 3/15/28  705,000 603
Navient, 5.50%, 3/15/29  400,000 340
Navient, 5.625%, 8/1/33  565,000 422
Navient, 6.75%, 6/15/26  665,000 643
Navient, 9.375%, 7/25/30  925,000 916
NCL, 5.875%, 3/15/26  (1) 335,000 314
NCL, 5.875%, 2/15/27  (1) 690,000 671
NCL, 7.75%, 2/15/29  (1) 900,000 853
NCL, 8.375%, 2/1/28  (1) 830,000 867
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 2,610,000 2,385
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 7.50%, 2/1/26  (1) 1,520,000 1,497
Occidental Petroleum, 8.875%, 7/15/30  2,545,000 2,917
OneMain Finance, 9.00%, 1/15/29  2,525,000 2,547
Organon, 2.875%, 4/30/28 (EUR)  (1) 205,000 194
Organon, 5.125%, 4/30/31  (1) 745,000 615
PetSmart, 7.75%, 2/15/29  (1) 1,230,000 1,221
Presidio Holdings, 8.25%, 2/1/28  (1) 690,000 656
QVC, 4.45%, 2/15/25  805,000 708
QVC, 4.85%, 4/1/24  1,045,000 1,019
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26  (1) 1,235,000 1,190
Royal Caribbean Cruises, 7.50%, 10/15/27  460,000 460
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 685,000 745
Service Properties Trust, 7.50%, 9/15/25  885,000 866
Stagwell Global, 5.625%, 8/15/29  (1) 1,950,000 1,677
Talen Energy Supply, 8.625%, 6/1/30  (1) 710,000 735
Tallgrass Energy Partners, 6.00%, 12/31/30  (1) 1,135,000 999
Tallgrass Energy Partners, 6.00%, 9/1/31  (1) 915,000 790
Terraform Global Operating, 6.125%, 3/1/26  (1) 1,377,000 1,341
TI Automotive Finance, 3.75%, 4/15/29 (EUR)  (1) 880,000 763
TI Automotive Finance, 3.75%, 4/15/29 (EUR)  1,550,000 1,344
Townsquare Media, 6.875%, 2/1/26  (1) 1,535,000 1,470
Triton Water Holdings, 6.25%, 4/1/29  (1) 1,920,000 1,644
United Airlines, 4.625%, 4/15/29  (1) 1,230,000 1,121
Univision Communications, 7.375%, 6/30/30  (1) 1,225,000 1,164
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 495,000 431

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 1,015,000 828
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 620,000 532
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 430,000 425
Venture Global LNG, 8.375%, 6/1/31  (1) 2,860,000 2,864
Vistra, VR, 7.00%  (1)(2)(3) 740,000 646
Vistra, VR, 8.00%  (1)(2)(3) 845,000 787
135,366
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (9) 3,434,640 1,730
1,730
Total United States (Cost
$164,742
)
153,637
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.13%  (10)(11) 6,096,349 6,096
Total Short-Term Investments (Cost $6,096) 6,096
Total Investments in Securities
99.0% of Net Assets
(Cost $321,987) $ 293,812
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$164,563 and represents 55.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2023, was $117 and was valued at $113 (0.0% of net assets).
(6) See Note 2. Level 3 in fair value hierarchy.
(7) All or a portion of this loan is unsettled as of June 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/23 USD 1,277 EUR 1,188 $ (19)
Barclays Bank 7/5/23 USD 1,334 EUR 1,249 (29)
BNP Paribas 7/5/23 EUR 729 USD 789 7
BNP Paribas 7/5/23 USD 2,544 EUR 2,360 (32)
BNP Paribas 8/2/23 USD 646 EUR 595 (5)
Canadian Imperial Bank
of Commerce 7/5/23 GBP 10,628 USD 13,407 91
Canadian Imperial Bank
of Commerce 8/2/23 USD 13,411 GBP 10,628 (90)
HSBC Bank 7/5/23 USD 388 EUR 355 —
JPMorgan Chase 7/5/23 EUR 1,380 USD 1,491 16
JPMorgan Chase 7/5/23 EUR 605 USD 660 —
JPMorgan Chase 7/5/23 GBP 47 USD 60 —
Morgan Stanley 7/5/23 USD 802 EUR 733 1
RBC Dominion Securities 7/5/23 EUR 60,598 USD 66,113 29
RBC Dominion Securities 7/5/23 USD 59,051 EUR 55,282 (1,288)
RBC Dominion Securities 7/5/23 USD 13,211 GBP 10,676 (348)
RBC Dominion Securities 8/2/23 USD 66,203 EUR 60,598 (35)
Standard Chartered 7/5/23 EUR 1,288 USD 1,387 19
UBS Investment Bank 7/5/23 USD 3,670 EUR 3,433 (77)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,760)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ —# $ — $ 172+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 7,922  ¤   ¤ $ 6,096^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $172 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,096.

T. ROWE PRICE Global High Income Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $321,987) $ 293,812
Interest receivable 4,819
Restricted cash pledged for bilateral derivatives 1,390
Cash 811
Receivable for investment securities sold 592
Unrealized gain on forward currency exchange contracts 163
Receivable for shares sold 101
Foreign currency (cost $42) 42
Due from affiliates 1
Other assets 43
Total assets 301,774
Liabilities
Payable for investment securities purchased 2,435
Unrealized loss on forward currency exchange contracts 1,923
Payable for shares redeemed 155
Investment management fees payable 135
Other liabilities 317
Total liabilities 4,965
NET ASSETS $ 296,809

T. ROWE PRICE Global High Income Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (66,994)
Paid-in capital applicable to 36,639,981 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 363,803
NET ASSETS $ 296,809
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $54,620; Shares outstanding: 6,739,072) $ 8.10
Advisor Class
(Net assets: $318; Shares outstanding: 39,174) $ 8.11
I Class
(Net assets: $241,871; Shares outstanding: 29,861,735) $ 8.10

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest $ 9,698
Dividend 179
Total income 9,877
Expenses
Investment management 746
Shareholder servicing
Investor Class $ 71
I Class 8 79
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 104
Registration 33
Legal and audit 20
Proxy and annual meeting 2
Directors 1
Miscellaneous 19
Waived / paid by Price Associates (145)
Total expenses 865
Net investment income 9,012

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,596)
Swaps (22)
Forward currency exchange contracts (703)
Foreign currency transactions 154
Net realized loss (6,167)
Change in net unrealized gain / loss
Securities 11,155
Forward currency exchange contracts (338)
Other assets and liabilities denominated in foreign currencies (27)
Change in net unrealized gain / loss 10,790
Net realized and unrealized gain / loss 4,623
INCREASE IN NET ASSETS FROM OPERATIONS
$ 13,635

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,012 $ 15,942
Net realized loss (6,167) (16,696)
Change in net unrealized gain / loss 10,790 (38,234)
Increase (decrease) in net assets from operations 13,635 (38,988)
Distributions to shareholders
Net earnings
Investor Class (1,831) (5,989)
Advisor Class (11) (36)
I Class (7,178) (19,962)
Decrease in net assets from distributions (9,020) (25,987)
Capital share transactions
*
Shares sold
Investor Class 4,329 34,607
I Class 51,737 165,150
Distributions reinvested
Investor Class 1,666 5,406
Advisor Class 11 36
I Class 5,948 16,795
Shares redeemed
Investor Class (8,512) (89,946)
Advisor Class (29) (221)
I Class (23,022) (97,224)
Increase in net assets from capital share
transactions 32,128 34,603

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 36,743 (30,372)
Beginning of period 260,066 290,438
End of period $ 296,809 $ 260,066
*Share information (000s)
Shares sold
Investor Class 533 4,028
I Class 6,392 18,047
Distributions reinvested
Investor Class 205 643
Advisor Class 1 4
I Class 734 2,009
Shares redeemed
Investor Class (1,049) (9,945)
Advisor Class (3) (25)
I Class (2,831) (11,324)
Increase in shares outstanding 3,982 3,437

T. ROWE PRICE Global High Income Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High Income Bond Fund (Investor Class), the Global High Income Bond Fund–Advisor Class (Advisor Class) and the Global
High Income Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend

T. ROWE PRICE Global High Income Bond Fund

date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the six months ended June 30, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Global High Income Bond Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Global High Income Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Global High Income Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(9,000) for the six months ended June 30, 2023. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 269,495 $ — $ 269,495
Bank Loans — 14,118 4,103 18,221
Short-Term Investments 6,096 — — 6,096
Total Securities 6,096 283,613 4,103 293,812
Forward Currency Exchange
Contracts — 163 — 163
Total $ 6,096 $ 283,776 $ 4,103 $ 293,975
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,923 $ — $ 1,923
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Transfer
Into
Level 3
Ending
Balance
6/30/23
Investment in Securities
Bank Loans $ 462 $ (14) $ (63) $ 3,718 $ 4,103

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 163
Total $ 163
Liabilities
Foreign exchange derivatives Forwards $ 1,923
Total $ 1,923
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (703) $ — $ (703)
Credit derivatives — (22) (22)
Total $ (703) $ (22) $ (725)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (338) $ — $ (338)
Total $ (338) $ — $ (338)

T. ROWE PRICE Global High Income Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying

T. ROWE PRICE Global High Income Bond Fund

positions. As of June 30, 2023, cash of $1,390,000 had been posted by the fund to counterparties for bilateral derivatives. As of June 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 26%
and 28% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums

T. ROWE PRICE Global High Income Bond Fund

paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging

T. ROWE PRICE Global High Income Bond Fund

and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE Global High Income Bond Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $98,130,000 and $66,448,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Global High Income Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $27,887,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $321,990,000. Net unrealized loss aggregated $29,926,000 at period-end, of which $2,198,000 related to appreciated investments and $32,124,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global High Income Bond Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $818,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for
Price Associates and $54,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 04/30/24 04/30/24 04/30/24
(Waived)/repaid during the period ($000s) $(55) $(1) $(89)

T. ROWE PRICE Global High Income Bond Fund

organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Global High Income Bond Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global High Income Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Global High Income Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Global High Income Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global High Income Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale and protect against an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global High Income Bond Fund

or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and
Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor
Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global High Income Bond Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023